SUPPLEMENT TO THE
FIDELITY FOREIGN
CURRENCY FUNDS
PROSPECTUS
DATED FEBRUARY 27, 1995
The following information
replaces the second
paragraph under the section
entitled FMR AND ITS AFFILIATES
found on page 9.
   Jacques Perold is manager of
Deutsche Mark, Sterling, and
Yen funds, which he has
managed since October 1995.
He is also head of the
structured trading desk for
Fidelity Management &
Research Company (FMR
Co.).  Previously, he was
director of equity trading
research and development,
and director of management
information and analysis for
FMR Co.  Mr. Perold joined
Fidelity in 1986.


SUPPLEMENT TO THE
FIDELITY FOREIGN
CURRENCY FUNDS
PROSPECTUS
DATED FEBRUARY 27, 1995
The following information
replaces the second
paragraph under the section
entitled FMR AND ITS AFFILIATES
found on page 9.
   Jacques Perold is manager of
Deutsche Mark, Sterling, and
Yen funds, which he has
managed since October 1995.
He is also head of the
structured trading desk for
Fidelity Management &
Research Company (FMR
Co.).  Previously, he was
director of equity trading
research and development,
and director of management
information and analysis for
FMR Co.  Mr. Perold joined
Fidelity in 1986.


CUR-95-1 October 20, 1995
CUR-95-1 October 20, 1995